STOCKHOLDERS' EQUITY - Warrants (Details)	12 Months Ended
Dec. 31, 2019 $ / shares
STOCKHOLDERS' EQUITY
Stock price trigger for redemption of public warrants (in dollars per share)	$ 0.01
Class Of Warrant Or Right, Redemption Of Warrants Or Rights, Stock Price Trigger	$ 0.01
Minimum threshold written notice period for redemption of warrants	30 days
Closing price of share for threshold trading days	20 days
Closing price of share for threshold consecutive trading days	3 days
Class Of Warrant Or Right, Redemption Of Warrants Or Rights, Last Sales Price of the Ordinary Shares	$ 18.00